Developing World Fund | R5 R6
Fund Summary Developing World Fund
Investment Goal
The Fund’s primary investment goal is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Developing World Fund R5 R6	Class R5	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Developing World Fund R5 R6		Class R5	Class R6
Management Fees		0.82%	0.82%
Distribution and Service (12b-1) Fees		none	none
Other Expenses	[1]	0.73%	0.38%
Total Annual Fund Operating Expenses		1.55%	1.20%
Fee Waiver/Expense Reimbursement		(0.46%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.09%	0.99%
[1]	Other expenses are estimated for the current fiscal year.
[2]	Thornburg Investment Management, Inc. ("Thornburg") and/or Thornburg Securities Corporation have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R5 and Class R6 expenses do not exceed 1.09% and 0.99%, respectively. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before February 1, 2014, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Expense Example Developing World Fund R5 R6 (USD $)	1 Year	3 Years	5 Years	10 Years
Class R5 Shares	111	444	801	1,806
Class R6 Shares	101	360	639	1,436

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 129.49% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions the Fund invests at least 80% of its assets in equity securities and debt obligations of developing country issuers. A developing country issuer is a company or sovereign entity that is domiciled or otherwise tied economically to one or more developing countries. The Fund expects that investments in the Fund’s portfolio normally will be weighted in favor of equity securities. The Fund’s investment in debt obligations may include, but is not limited to, those of sovereign and corporate issuers. The Fund may purchase debt obligations of any maturity and credit quality. There is no minimum credit quality or rating of debt obligation the Fund may purchase. The Fund also may invest in debt obligations which have a combination of equity and debt characteristics (such as convertible bonds). The Fund may invest in issuers of any size of capitalization, including small companies.

Currently, the Fund’s investment advisor, Thornburg Investment Management, Inc. (“Thornburg”) considers developing countries to include most Central and South American, African, Asian and Eastern European nations, including, but not limited to, Argentina, Austria, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, South Korea, Malaysia, Mexico, Morocco, Nigeria, Pakistan, Peru, Philippines, Poland, Qatar, Romania, the Russian Federation, Slovenia, South Africa, Taiwan, Thailand, Turkey, Ukraine, the United Arab Emirates and Vietnam. Thornburg identifies what it considers to be developing countries based upon its own analysis of measures of industrialization, economic growth, population growth and other factors, and may also consider classifications by the World Bank, the International Finance Corporation, the United Nations and independent financial services firms that maintain indices of developing countries.

Thornburg considers a variety of factors to determine whether an investment is tied economically to one or more developing countries, including (i) whether or not a significant portion of the issuer’s revenues or assets are derived from or are located in developing countries, (ii) the primary trading market of the issuer’s securities, (iii) the locations of its offices or other operations, (iv) the source of any governmental guarantees or other supports, (v) identification of the issuer’s securities within an index or other listing indicating its location in a particular developing country or region, and (vi) whether the investment is otherwise exposed to the economic fortunes and risks of developing countries.

The Fund’s policy of investing at least 80% of its assets in developing country issuers may be changed by the Fund’s Trustees without a shareholder vote upon 60 days’ notice to shareholders.

Among the specific factors considered in identifying securities for inclusion in the Fund are domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt and equity securities, and analysis of specific issuers. With respect to equity securities, the Fund typically makes investments in the following three types of issuers:

Basic Value: Companies which, in Thornburg’s opinion, are financially sound with well established businesses selling at low valuations relative to the companies’ net assets or potential earning power.

Consistent Earner: Companies which normally exhibit steady earnings growth, cash flow characteristics and/or dividend growth. These companies may have above average profitability measures and normally sell at above average valuations.

Emerging Franchise: Companies which, in Thornburg’s opinion, are in the process of establishing a leading position in a product, service or market with the potential to grow at an above average rate.
Principal Investment Risks
An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Accordingly, the loss of money is a risk of investing in the Fund. The value of the Fund’s shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. The following is a summary of the principal risks of investing in the Fund.

Management Risk – The Fund is an actively managed portfolio, and the value of the Fund may be reduced if Thornburg pursues unsuccessful investments or fails to correctly identify risks affecting the broad economy or specific issuers in which the Fund invests.

Market and Economic Risk – The value of the Fund’s investments may decline and its share value may be reduced due to changes in general economic and market conditions. The value of a security may change in response to developments affecting entire economies, markets or industries, including changes in interest rates, political and legal developments, and general market volatility. These risks may be more pronounced for the Fund’s investments in developing countries.

Risks Affecting Specific Issuers – The value of an equity security or debt obligation may decline in response to developments affecting the specific issuer of the security or obligation, even if the overall industry or economy is unaffected. These developments may include a variety of factors, including but not limited to management issues or other corporate disruption, a decline in revenues or profitability, an increase in costs, or an adverse effect on the issuer’s competitive position.

Foreign Investment Risk – Investments in securities of foreign issuers may involve risks including adverse fluctuations in currency exchange rates, political instability, confiscations, taxes or restrictions on currency exchange, difficulty in selling foreign investments, and reduced legal protections. These risks may be more pronounced for investments in developing countries because the economies of those countries are usually less diversified, communications, transportation and economic infrastructures are less developed, and developing countries ordinarily have less established legal, political, business and social frameworks. At times the prices of equity securities or debt obligations of a developing country issuer may be extremely volatile. An issuer domiciled in a developed country may be similarly affected by these developing country risks to the extent that the issuer conducts a significant percentage of its business in developing countries.

Smaller Company Risk – Investments in smaller companies may involve additional risks because of limited product lines, limited access to markets and financial resources, greater vulnerability to competition and changes in markets, lack of management depth, increased volatility in share price, and possible difficulties in valuing or selling the investments.

Credit Risk – If debt obligations held by the Fund are downgraded by ratings agencies or go into default, or if management action, legislation or other government action reduces the ability of issuers to pay principal and interest when due, the value of those obligations may decline and the Fund’s share value and any dividends paid by the Fund may be reduced. Some foreign government debt obligations may be subject to default, repudiation or renegotiation, delays in payment, or could be downgraded by ratings agencies. Additionally, because the ability of an issuer of a lower-rated or unrated debt obligation (including particularly “junk” or “high yield” bonds) to pay principal and interest when due is typically less certain than for an issuer of a higher-rated debt obligation, lower-rated and unrated debt obligations are generally more vulnerable than higher-rated debt obligations to default, to ratings downgrades, and to liquidity risk.

Interest Rate Risk – When interest rates increase, the value of the Fund’s investments in debt obligations may decline and the Fund’s share value may be reduced. This effect is typically more pronounced for intermediate and longer-term debt obligations. Decreases in market interest rates may result in prepayments of debt obligations the Fund acquires, requiring the Fund to reinvest at lower interest rates.

Liquidity Risk – Due to a lack of demand in the marketplace or other factors, the Fund may not be able to sell some or all of the investments promptly, or may only be able to sell investments at less than desired prices. This risk may be more pronounced for the Fund’s investments in developing countries.

Additional information about Fund investments, investment strategies and risks of investing in the Fund appears below beginning on page 38.
Past Perfor mance of the Fund
The following information provides some indication of the risks of investing in Developing World Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class I shares have been different in each full year shown. The average annual total return figures compare Class I share performance to the Morgan Stanley Capital International (MSCI) Emerging Markets Index, which represents a broad measure of equity market performance of emerging markets. The returns reflected in the bar chart and in the table are for a class of shares that is not offered in this Prospectus but which would have substantially similar annual returns because the shares represent investments in the same portfolio of securities. Annual returns would differ only to the extent Class I shares are subject to lower annual expenses before fee waivers and expense reimbursements than Class R5 shares, and higher annual expenses than Class R5 and Class R6 shares. Class R5 and Class R6 shares were first offered to investors on February 1, 2013, and Class I shares were first offered to investors on December 16, 2009. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2012. Updated performance information may be obtained on the Thornburg website at www.thornburg.com or by calling 1-800-847-0200.
Annual Total Returns – Class I Shares
[1]	Because Class R5 and Class R6 shares were not available before February 1, 2013, the returns shown are for Class I shares.

Highest quarterly results for time period shown: 18.34% (quarter ended 9-30-10). Lowest quarterly results for time period shown: -23.10% (quarter ended 9-30-11).
Average Annual Total Returns (periods ended 12-31-12)
Average Annual Total Returns Developing World Fund R5 R6	1 Year		Since Inception		Inception Date
Class I Shares	23.34%	[1]	11.31%	[1]	Dec. 16, 2009
Class I Shares Return After Taxes on Distributions	23.10%	[1]	11.21%	[1]	Dec. 16, 2009
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares	15.17%	[1]	9.70%	[1]	Dec. 16, 2009
MSCI Emerging Markets Index (reflects no deduction for fees, expenses, or taxes)	18.22%	[1]	5.18%	[1]	Dec. 16, 2009
[1]	Because Class R5 and Class R6 shares were not available before February 1, 2013, the returns shown are for Class I shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown. After-tax returns are not relevant to persons or accounts not subject to federal income tax. The after-tax returns shown relate only to Class A shares, and after-tax returns will vary for Class C and Class I shares because the returns of the classes are different.